Long-Term Debt and Capital Lease Obligations (Details 2) (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 08, 2010	Mar. 31, 2013 Secured Debt [Member]	Dec. 31, 2012 Secured Debt [Member]	Mar. 31, 2013 Senior Notes 8875 Percent Due 2019 [Member]	Dec. 31, 2012 Senior Notes 8875 Percent Due 2019 [Member]	May 16, 2011 Senior Notes 8875 Percent Due 2019 [Member]	Mar. 31, 2013 Capital Lease Obligations [Member]	Dec. 31, 2012 Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Redemption price as percentage of principal amount of notes redeemable during any 12-month period before April 1, 2013	103.00%
Long-term Debt	$ 615,065,000	$ 616,265,000		$ 292,300,000	$ 292,300,000	$ 300,000,000	$ 300,000,000		$ 16,723,000	$ 17,089,000
Debt Instrument, Unamortized Discount						(8,563,000)	(8,818,000)
Debt Instrument, Unamortized Premium			26,300,000	14,605,000	15,694,000
Long-term Debt and Capital Lease Obligations, Current	(1,399,000)	(1,375,000)
Long-term Debt and Capital Lease Obligations	613,666,000	614,890,000
Principal amount		$ 292,300,000	$ 325,000,000					$ 300,000,000